Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Foreign currency cumulative translation reserve		Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 88	$ 91,902	$ (1,577)		$ (85,780)	$ 4,633
Balance (in Shares) at Dec. 31, 2022	1,522,398
Comprehensive loss for the period			(423)		(5,328)	(5,751)
Issuance of shares and prefunded warrants, net of issuance costs	$ 28	6,238				6,266
Issuance of shares and prefunded warrants, net of issuance costs (in Shares)	497,426
Share-based compensation	$ 3	1,406				1,409
Share-based compensation (in Shares)	53,523
Balance at Jun. 30, 2023	$ 119	99,546	(2,000)		(91,108)	6,557
Balance (in Shares) at Jun. 30, 2023	2,073,347
Balance at Dec. 31, 2023	$ 124	100,237	(2,053)		(95,428)	$ 2,880
Balance (in Shares) at Dec. 31, 2023	2,151,745					2,151,745
Comprehensive loss for the period					(1,581)	$ (1,581)
Issuance of shares and prefunded warrants, net of issuance costs		5,268				5,268
Issuance of shares and prefunded warrants, net of issuance costs (in Shares)	3,038,421
Exercise of prefunded warrants				[1]			[1]
Exercise of prefunded warrants (in Shares)	648,890
Warrants reclassified to equity (Notes 2B and 5A)		700				700
Warrants classified to liabilities (Note 2B)		(1,649)				(1,649)
Exercise of options		3				3
Exercise of options (in Shares)	1,805
Share-based compensation		915				915
Share-based compensation (in Shares)	117,896
Balance at Jun. 30, 2024	$ 124	$ 105,474	$ (2,053)		$ (97,009)	$ 6,536
Balance (in Shares) at Jun. 30, 2024	5,958,757					5,958,757

[1]	Less than $1,000.